UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky            New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:   $   945,526
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number         Name

1           028-10748                    Oppenheimer Asset Management Inc.
----        -------------------          --------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COL 7         COLUMN 8

                              TITLE OF                    VALUE    SHRS OR  SH/ PUT/   INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION     MGRS    SOLE     SHARED  NONE

APPLE COMPUTER INC            COM             037833100   14,095    124,010 SH             SOLE                124,010
APPLE COMPUTER INC            COM             037833100   38,894    342,200 SH         SHARED-OTHER    1       342,200
ARM HLDGS PLC                 SPONSORED ADR   042068106   12,114  2,329,625 SH             SOLE              2,329,625
ARM HLDGS PLC                 SPONSORED ADR   042068106   30,399  5,845,936 SH         SHARED-OTHER    1     5,845,936
ALTERA CORP                   COM             021441100   14,352    693,980 SH             SOLE                693,980
ALTERA CORP                   COM             021441100   38,349  1,854,400 SH         SHARED-OTHER    1     1,854,400
APPLIED MATLS INC             COM             038222105    2,563    169,390 SH             SOLE                169,390
APPLIED MATLS INC             COM             038222105    4,720    311,960 SH         SHARED-OTHER    1       311,960
AMAZON COM INC                COM             023135106    7,284    100,110 SH             SOLE                100,110
AMAZON COM INC                COM             023135106   20,001    274,890 SH         SHARED-OTHER    1       274,890
ASML HOLDINGS NV              NY REG SHS      N07059186      596     33,820 SH             SOLE                 33,820
BAIDU COM INC                 SPON ADR REP A  056752108   13,826     55,700 SH             SOLE                 55,700
BAIDU COM INC                 SPON ADR REP A  056752108   39,402    158,730 SH         SHARED-OTHER    1       158,730
DOLBY LABORATORIES INC        COM             25659T107      621     17,660 SH             SOLE                 17,660
DOLBY LABORATORIES INC        COM             25659T107    2,317     65,840 SH         SHARED-OTHER    1        65,840
ENERGY INFRASTRUCTURE ACQUI   COM             29269P109       10    200,000 SH             SOLE                200,000
ENERGY CONVERSION DEVICES IN  COM             292659109    7,290    125,150 SH             SOLE                125,150
ENERGY CONVERSION DEVICES IN  COM             292659109   22,252    382,000 SH         SHARED-OTHER    1       382,000
ENERSYS                       COM             29275Y102    1,985     57,990 SH             SOLE                 57,990
ENERSYS                       COM             29275Y102    8,105    236,770 SH         SHARED-OTHER    1       236,770
EL PASO CORP                  COM             28336L109    1,949    152,780 SH             SOLE                152,780
EL PASO CORP                  COM             28336L109    4,074    319,240 SH         SHARED-OTHER    1       319,240
EOG RES INC                   COM             26875P101    2,476     27,680 SH             SOLE                 27,680
EOG RES INC                   COM             26875P101    8,199     91,650 SH         SHARED-OTHER             91,650
ISHARES INC                   MSCI TAIWAN     464286731    1,026     95,000 SH             SOLE                 95,000
FIRST SOLAR INC               COM             336433107    8,567     45,350 SH             SOLE                 45,350
FIRST SOLAR INC               COM             336433107   27,972    148,070 SH         SHARED-OTHER    1       148,070
GENPACT LIMITED               SHS             G3922B107    2,770    266,615 SH             SOLE                266,615
GENPACT LIMITED               SHS             G3922B107    6,056    582,855 SH         SHARED-OTHER    1       582,855
GOOGLE INC                    CLA             38259P508   20,579     51,380 SH             SOLE                 51,380
GOOGLE INC                    CLA             38259P508   59,257    147,950 SH         SHARED-OTHER    1       147,950
ICICI BK LTD                  ADR             45104G104      470     20,000 SH             SOLE                 20,000
INFORMATICA CORP              COM             45666Q102    4,038    310,840 SH             SOLE                310,840
INFORMATICA CORP              COM             45666Q102   11,218    863,570 SH         SHARED-OTHER    1       863,570
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108    1,373     97,422 SH             SOLE                 97,422
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108    3,744    265,744 SH         SHARED-OTHER    1       265,744
LAWSON SOFTWARE INC NEW       COM             52078P102    6,091    870,210 SH             SOLE                870,210
LAWSON SOFTWARE INC NEW       COM             52078P102   16,925  2,417,900 SH         SHARED-OTHER    1     2,417,900
MONOLITHIC PWR SYS INC        COM             609839105    7,783    448,060 SH             SOLE                448,060
MONOLITHIC PWR SYS INC        COM             609839105   19,363  1,114,740 SH         SHARED-OTHER    1     1,114,740
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105    3,892    418,450 SH             SOLE                418,450
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105    8,857    952,360 SH         SHARED-OTHER    1       952,360
MCDONALDS CORP                COM             580135101      463      7,500 SH             SOLE                  7,500
NCR CORP NEW                  COM             62886E108    6,026    273,270 SH             SOLE                273,270
NCR CORP NEW                  COM             62886E108   15,911    721,590 SH         SHARED-OTHER    1       721,590
NETEASE COM INC               SPONSORED ADR   64110W102   13,408    588,080 SH             SOLE                588,080
NETEASE COM INC               SPONSORED ADR   64110W102   33,417  1,465,640 SH         SHARED-OTHER    1     1,465,640
ON SEMICONDUCTOR CORP         COM             682189105    6,076    898,860 SH             SOLE                898,860
ON SEMICONDUCTOR CORP         COM             682189105   19,165  2,835,080 SH         SHARED-OTHER    1     2,835,080
PRAXAIR INC                   COM             74005P104    3,273     45,630 SH             SOLE                 45,630
PRAXAIR INC                   COM             74005P104    6,525     90,960 SH         SHARED-OTHER    1        90,960
PRICELINE COM INC             COM NEW         741503403    4,408     64,410 SH             SOLE                 64,410
PRICELINE COM INC             COM NEW         741503403   11,395    166,520 SH         SHARED-OTHER    1       166,520
QUALCOMM INC                  COM             747525103   33,705    784,390 SH             SOLE                784,390
QUALCOMM INC                  COM             747525103  101,325  2,358,035 SH         SHARED-OTHER          2,358,035
RESEARCH IN MOTION LTD        COM             760975102    6,795     99,485 SH             SOLE                 99,485
RESEARCH IN MOTION LTD        COM             760975102   17,590    257,535 SH         SHARED-OTHER    1       257,535
RESEARCH IN MOTION LTD        COM             760975102    5,245     76,800 SH  CALL       SOLE                 76,800
RESEARCH IN MOTION LTD        COM             760975102   15,245    223,200 SH  CALL   SHARED-OTHER    1       223,200
SALESFORCE COM INC            COM             79466L302    1,016     21,000 SH   PUT       SOLE                 21,000
SALESFORCE COM INC            COM             79466L302    3,824     79,000 SH   PUT   SHARED-OTHER    1        79,000
SIERRA WIRELESS INC           COM             826516106    1,366    137,000 SH   PUT       SOLE                137,000
SIGMA DESIGNS INC             COM             826565103    1,559    109,600 SH   PUT       SOLE                109,600
SIGMA DESIGNS INC             COM             826565103    1,925    135,400 SH   PUT   SHARED-OTHER    1       135,400
SINA CORP                     ORD             G81477104   11,281    320,490 SH             SOLE                320,490
SINA CORP                     ORD             G81477104   30,943    879,060 SH         SHARED-OTHER    1       879,060
SPDR TR                       UNIT SER 1      78462F103    4,060     35,000 SH   PUT       SOLE                 35,000
SBA COMMUNICATIONS CORP       COM             78388J106    3,632    140,410 SH             SOLE                140,410
SBA COMMUNICATIONS CORP       COM             78388J106    9,293    359,200 SH         SHARED-OTHER    1       359,200
SANDISK CORP                  COM             80004C101    2,927    149,700 SH             SOLE                149,700
SANDISK CORP                  COM             80004C101    8,555    437,580 SH         SHARED-OTHER            437,580
SPDR GOLD TRUST               GOLD SHS        78463V107    2,297     27,000 SH             SOLE                 27,000
SUNPOWER CORP                 COM CL A        867652109    9,208    133,347 SH             SOLE                133,347
SUNPOWER CORP                 COM CL A        867652109   24,073    348,633 SH         SHARED-OTHER    1       348,633
TALEO CORP                    CLA             87424N104    6,283    315,880 SH             SOLE                315,880
TALEO CORP                    CLA             87424N104   17,458    877,715 SH         SHARED-OTHER    1       877,715


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